CASH AND DUE FROM BANKS	12 Months Ended
Dec. 31, 2015
Cash And Due From Banks [Abstract]
CASH AND DUE FROM BANKS
NOTE 5: CASH AND DUE FROM BANKS
Cash and due from banks at December 31, comprised:

	2014	2015
	(EUR in millions)
Current accounts with banks	425	386
Cash and similar items	950	857
Current account with central bank	722	184
Other	10	9
Total	2,107	1,436

The Bank and the other banks of the Group are required to maintain a current account with the respective central banks of their countries, to facilitate interbank transactions with the central banks, its member banks and other financial institutions through the Trans-European Automated Real-Time Gross Settlement Express Transfer system (TARGET).